UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23091

Gallery Trust
 (Exact name of registrant as specified in charter)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Equity Fund
January 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
QBE Insurance Group	844,043	$7,331,816
Total Australia		7,331,816

CHINA — 2.1%
China Mobile	1,061,000	11,203,186
Total China		11,203,186

DENMARK — 1.2%
ISS	169,938	6,630,828
Total Denmark		6,630,828

FRANCE — 6.2%
Cie de Saint-Gobain	165,825	9,638,331
Sanofi	185,503	16,379,834
Societe Generale	127,694	7,428,365
Total France		33,446,530

GERMANY — 10.9%
Allianz	54,621	13,800,374
Bayerische Motoren Werke	46,158	5,270,599
Daimler	158,931	14,548,549
Deutsche Telekom	558,915	9,801,691
Evonik Industries	179,546	7,088,750
SAP	71,238	8,033,556
Total Germany		58,543,519

HONG KONG — 4.6%
CK Hutchison Holdings	1,072,000	14,471,208
Jardine Matheson Holdings	69,215	4,393,768
WH Group	4,620,500	5,723,463
Total Hong Kong		24,588,439

Gallery Trust	Mondrian International Equity Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 5.6%
Enel	2,392,565	$15,179,290
Eni	845,806	15,211,990
Total Italy		30,391,280

JAPAN — 17.3%
Canon	125,200	4,987,586
FUJIFILM Holdings	159,900	6,137,043
Honda Motor	496,700	17,407,476
Isuzu Motors	240,700	4,054,661
Kirin Holdings	393,900	9,817,733
Kyushu Railway	139,500	4,478,772
Mitsubishi Electric	446,300	8,145,578
Otsuka Holdings	41,100	1,824,408
Sekisui Chemical	256,600	4,888,962
Sumitomo Electric Industries	343,000	5,845,484
Takeda Pharmaceutical	260,000	15,278,007
Tokio Marine Holdings	213,252	10,040,444
Total Japan		92,906,154

NETHERLANDS — 6.2%
Koninklijke Ahold Delhaize	607,025	13,543,205
Royal Dutch Shell PLC Class B^	552,621	19,584,581
Total Netherlands		33,127,786

SINGAPORE — 5.5%
Ascendas REIT	2,880,300	6,060,091
Singapore Telecommunications	2,766,302	7,465,093
United Overseas Bank	765,918	16,015,499
Total Singapore		29,540,683

Gallery Trust	Mondrian International Equity Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN — 5.1%
Banco Santander	577,593	$4,290,498
Iberdrola	1,710,247	13,925,060
Telefonica	904,478	9,267,800
Total Spain		27,483,358

SWEDEN — 4.1%
Telefonaktiebolaget LM Ericsson Class B	935,928	6,009,969
Telia	3,159,682	15,858,758
Total Sweden		21,868,727

SWITZERLAND — 6.9%
ABB	494,062	13,774,815
Novartis	128,257	11,602,728
Zurich Insurance Group	35,249	11,584,925
Total Switzerland		36,962,468

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing	611,000	5,345,766
Taiwan Semiconductor Manufacturing ADR	89,937	4,075,045
Total Taiwan		9,420,811

UNITED KINGDOM — 20.5%
BP PLC	1,848,584	13,152,427
G4S PLC	2,816,490	11,369,134
GlaxoSmithKline PLC	630,786	11,825,782
John Wood Group PLC	741,429	6,819,505
Kingfisher PLC	2,663,413	13,122,310
Lloyds Banking Group PLC	15,327,438	15,127,222
National Grid PLC	557,580	6,370,646
Next PLC	83,022	6,002,386
SSE PLC	75,684	1,401,814
Tesco PLC	5,651,321	16,770,213

Gallery Trust	Mondrian International Equity Fund
January 31, 2018 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
WPP PLC	439,826	$7,980,940
Total United Kingdom		109,942,379
Total Common Stock
(Cost $451,451,207)		533,387,964
PREFERRED STOCK — 0.2%
GERMANY — 0.2%
Bayerische Motoren Werke, 4.66%	9,391	917,600

Total Preferred Stock
(Cost $680,930)		917,600
Total Value of Securities — 99.5%
(Cost $452,132,137)		$534,305,564

Percentages are based on Net Assets of $537,008,898.

^     Security traded on the London Stock Exchange.
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

As of January 31, 2018, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of January 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. For the period ended January 31, 2018, the Fund held no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-0400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018